NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
NET INCOME (LOSS) PER SHARE [Abstract]
Total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share	6,309,683	3,964,880
Numerator for basic and diluted net loss per share -
Net income (loss) available to Ordinary shareholders	$ (2,211)	$ 1,379	$ (5,850)
Denominator for basic net income (loss) per share -
Weighted average number of shares	41,288,247	40,807,338
Add - employee stock options, RSUs and convertible notes		1,307
Denominator for diluted net income (loss) per share -
adjusted weighted average shares assuming exercise of options	41,288,247	42,113,951